Warrants (Tables)	12 Months Ended
Dec. 31, 2019
Equity [Abstract]
Schedule of Stock Warrant Activity

A summary of warrant activity during the years ended December 31, 2019 and 2018 is presented below:

	Series A Preferred Stock				Common Stock
	Number of Warrants	Weighted Average Exercise Price	Weighted Average Remaining Life in Years	Intrinsic Value	Number of Warrants	Weighted Average Exercise Price	Weighted Average Remaining Life in Years	Intrinsic Value
Outstanding, January 1, 2018	100,570	$5.00			14,849	300.00
Issued					131,698	152.25
Exercised
Cancelled	-	-			-	-
Amendment of placement agent warrants [1]	(100,570)	5.00			4,677	107.50
Outstanding, January 1, 2019	-	$-	-	$-	151,224	$137.00	4.1	$-
Issued	-	-		-	24,156	65.00
Exercised	-	-		-	-	-
Cancelled	-	-		-	(700)	39.75
Outstanding, December 31, 2019	-	$-	-	$-	174,680	$127.50	3.3	$-

Exercisable, December 31, 2019	-	$-	-	$-	173,979	$127.75	3.3	$-

[1]	In connection with the IPO, placement agent warrants for the purchase of Series A Preferred Stock were amended such that the warrants became exercisable for the number of common stock that would have been issued upon the exercise of the Series A warrant and subsequent conversion to common stock upon the consummation of the IPO. The exercise price was amended to the price equal to the total proceeds that would have been required upon the exercise of the original warrant, divided by the amended number of warrant shares.
The amendment was accounted for as a modification of a stock award. The Company determined that there was no incremental increase in the fair value for the amendment of the award and accordingly there was no charge to the statement of operations for the years ended December 31, 2018.

Schedule of Outstanding and Exercisable Warrants

A summary of outstanding and exercisable warrants as of December 31, 2019 is presented below:

Warrants Outstanding			Warrants Exercisable
Exercise Price	Exercisable Into	Outstanding Number of Warrants	Weighted Average Remaining Life in Years	Exercisable Number of Warrants
$300.00	Common Stock	7,359	3.5	7,359
$156.25	Common Stock	3,000	3.4	3,000
$150.00	Common Stock	75,000	3.5	75,000
$124.75	Common Stock	4,000	3.5	4,000
$115.50	Common Stock	5,536	2.9	5,536
$107.50	Common Stock	4,677	1.1	4,677
$105.00	Common Stock	57,652	2.8	57,652
$50.00	Common Stock	2,000	4.4	2,000
$39.75	Common Stock	700	4.0	-
$37.50	Common Stock	7,525	4.2	7,525
$32.00	Common Stock	7,232	4.4	7,232
		174,681		173,981